Cash and Cash Equivalents - Summary of Cash and Cash Equivalents for the Purpose of Cash Flow Statement (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)	Mar. 31, 2016 INR (₨)
Cash and cash equivalents [abstract]
Cash and cash equivalents (as above)	₨ 158,529	$ 2,292	₨ 44,925		₨ 52,710
Bank overdrafts	(4)		(3,999)		(1,992)
Total	₨ 158,525	$ 2,291	₨ 40,926	$ 592	₨ 50,718	₨ 98,392